Offerings	Aug. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Ameren Corporation Senior Debt Securities
Fee Rate	0.01381%
Offering Note	In addition to the shares of Ameren Corporation Common Stock, $.01 par value, having a gross sales price of up to $266,700,000 described in Note (15), an additional unspecified aggregate initial offering amount or number of the securities of each identified class is being registered as may from time to time be offered by Ameren Corporation, Union Electric Company and Ameren Illinois Company or sold by selling securityholders, if and as allowed, at unspecified prices, along with an indeterminate amount or number of securities that may be issued upon exercise, settlement, exchange or conversion of securities offered hereunder. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrants are deferring payment of the registration fee in connection with such additional securities offered hereby, and the registrants will pay "pay as you go registration fees" in accordance with Rules 456(b) and 457(r) under the Securities Act with respect to those additional securities.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Ameren Corporation Subordinated Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ameren Corporation Common Stock, $.01 par value
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ameren Corporation Preferred Stock
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Ameren Corporation Stock Purchase Contracts
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Ameren Corporation Stock Purchase Units
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Union Electric Company Senior Secured Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 8
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Union Electric Company First Mortgage Bonds
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 9
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Union Electric Company Senior Unsecured Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 10
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Union Electric Company Preferred Stock
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 11
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Ameren Illinois Company Senior Secured Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 12
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Ameren Illinois Company First Mortgage Bonds
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 13
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Ameren Illinois Company Senior Unsecured Debt Securities
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 14
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ameren Illinois Company Preferred Stock
Fee Rate	0.01381%
Offering Note	See Offering Note 1.
Offering: 15
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ameren Corporation Common Stock, $.01 par value
Amount Registered | shares	266,700,000
Maximum Aggregate Offering Price	$ 266,700,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-274977
Carry Forward Initial Effective Date	Oct. 13, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 40,831.77
Offering Note	Pursuant to Rule 415(a)(6) under the Securities Act, there is included on this registration statement shares of Ameren Corporation Common Stock, $.01 par value, having a gross sales price of up to $266,700,000 that were previously registered for offer and sale, but not sold, in connection with Ameren Corporation's Equity Distribution Sales Agreement, dated May 12, 2021, as amended and supplemented, including by the First Amendment to Equity Distribution Sales Agreement, dated August 7, 2025 (as so amended and supplemented, the "Sales Agreement"), pursuant to a Rule 424(b)(5) filing made with the Securities and Exchange Commission (the "Commission") on August 7, 2025 under Registration Statement No. 333-274977 filed with the Commission on October 13, 2023 (the "Prior Registration Statement"), and for which a filing fee of $40,831.77 with respect to such unsold shares was paid in connection therewith. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee related to such unsold shares will continue to be applied to the offer and sale of such unsold shares pursuant to the Sales Agreement. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of shares under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.